Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax assets	$ 2,965	$ 2,620
Other	1,327	1,055
Other Assets, Noncurrent	$ 4,292	$ 3,675